Agreement to Acquire Hess Corporation (Details) - Hess Corporation $ in Millions	Oct. 23, 2023 USD ($) shares
Business Acquisition [Line Items]
Consideration transferred | $	$ 53,000
Common Stock
Business Acquisition [Line Items]
Stock received on acquisition | shares	1.025